Combined and Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares	Treasury shares	Accumulated (loss)/income	Additional paid-in capital	Accumulated other comprehensive income	Non controlling interests	Total
Balance at Dec. 31, 2022	[1]	$ 19,250			$ 557,899			$ 577,149
Balance (in Shares) at Dec. 31, 2022	[1]	19,250,000
Balance (in Shares) at Dec. 31, 2022
Equity contribution from the Parent Group					18,719,072			18,719,072
Net income (loss)				(6,585,440)				(6,585,440)
Balance at Dec. 31, 2023	[1]	$ 19,250		(6,585,440)	19,276,971			12,710,781
Balance (in Shares) at Dec. 31, 2023	[1]	19,250,000
Equity contribution from the Parent Group					29,150,546			29,150,546
Share-based compensation					129,446			129,446
Net income (loss)				4,393,471				4,393,471
Balance at Dec. 31, 2024		$ 19,250		(2,191,969)	48,556,963			46,384,244
Balance (in Shares) at Dec. 31, 2024		19,250,000
Issuance of ordinary shares		$ 4,428			50,100,890			50,105,318
Issuance of ordinary shares (in Shares)		4,427,500
Acquisition of subsidiary							76,599,451	76,599,451
Share-based compensation					4,712,016		54,767	4,766,783
Exercise of share-based compensation		$ 306			1,944			2,250
Exercise of share-based compensation (in Shares)		306,247
Purchase of treasury share			$ (32,696)					(32,696)
Purchase of treasury share (in Shares)		(3,490)
Purchase of treasury share (in Shares)			3,490
Net income (loss)				18,490,072			5,944,262	24,434,334
Other comprehensive income						19,038	40,926	59,964
Balance at Dec. 31, 2025		$ 23,984	$ (32,696)	$ 16,298,103	$ 103,371,813	$ 19,038	$ 82,639,406	$ 202,319,648
Balance (in Shares) at Dec. 31, 2025		23,980,257
Balance (in Shares) at Dec. 31, 2025			3,490

[1]	Giving retroactive effect to the reverse stock split effected on April 18, 2025 (Note 19).